Exhibit 99.10

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series Name	2024-3
Collection Period	February 2025
Payment Date	03/20/2025
Transaction Month	11
Anticipated Redemption Date	04/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$604,635,000.00	5.34%	04/22/2030
Class A-1b	$175,000,000.00	SOFR +0.58%	04/22/2030
Class B	$59,605,000.00	5.54%	04/22/2030
Class C	$35,760,000.00	5.73%	04/22/2030

Total	$875,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	03/13/2025
Compound SOFR for Interest Period	4.34867%
Spread over Compounded SOFR	0.58%
Note Interest Rate	4.92867%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	28
Note Monthly Interest	$670,846.75

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series 2024-3 Available Funds and other sources of funds
Series 2024-3 Allocation Percentage x Group One Available Funds	$56,666,225.14
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$56,666,225.14

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$65.13	$65.13	$0.00	$0.00	$56,666,160.01
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$56,664,910.01
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$56,664,910.01
Asset Representations Reviewer Fee	$34.13	$34.13	$0.00	$0.00	$56,664,875.88
Supplemental ARR Fee	$143.82	$143.82	$0.00	$0.00	$56,664,732.06
Servicing Fee	$671,462.92	$671,462.92	$0.00	$0.00	$55,993,269.14
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$53,302,643.39
Class A-1b Note Interest	$670,846.75	$670,846.75	$0.00	$0.00	$52,631,796.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,631,796.64
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$52,356,620.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,356,620.22
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$52,185,866.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$52,185,866.22
Class R Interest	$52,185,866.22	$52,185,866.22	$0.00	$0.00	$0.00

Total	$56,666,225.14	$56,666,225.14	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$670,846.75	$0.00	$0.00	$670,846.75
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,807,402.92	$0.00	$0.00	$3,807,402.92

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.45	$0.00	$4.45
Class A-1b	$1,000.00	$3.83	$0.00	$3.83
Class B	$1,000.00	$4.62	$0.00	$4.62
Class C	$1,000.00	$4.78	$0.00	$4.78

Total	$1,000.00	$4.35	$0.00	$4.35

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$875,000,000.00	1.00	$875,000,000.00	1.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$437,500,000.00
Ending Principal Funding Account Limit	$437,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.